ICON Risk-Managed Balanced Fund
Supplement dated August 1, 2013 to the Prospectus and Statement of Additional
Information dated January 22, 2013
This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of the ICON Risk-Managed Balanced Fund (the “Fund”) dated January 22, 2013.
On page 28 of the Prospectus (and page 3 of the SAI) the Fund amended its Investment Objective to “Seeks modest capital appreciation and income.”
On pages 29 and 30 of the Prospectus, delete the first full paragraph under the heading “Principal Investment Strategies” and replace it with the following:
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation and income by normally investing no less than 25%, and up to 75%, of the market value of its assets, plus any borrowings for investment purposes, in debt securities traded in U.S. markets. To maintain a balance in debt and equity, the Fund will correspondingly invest no less than 25% and no more than 75% in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on the securities or securities indexes. The Fund may also purchase exchange traded funds and other derivatives. The Fund may invest up to 10% of its net assets in non-investment grade U.S. dollar denominated bonds. The Fund will not change its principal investment strategy without providing shareholders at least 60 days’ notice.
On pages 30 of the Prospectus, delete the last sentence of the first full paragraph.
On page 31 of the Prospectus, under the heading “Principal Investment Risk” in the risk factor “Bond Risk” delete the first sentence.
On page 32 of the Prospectus, after the risk factor “Bond Risk” and before the risk factor “Small and Mid-Sized Company Risk” insert the following risk factor:
High Yield Risk. The Fund may invest 10% of its net assets in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. High yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.